Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	52 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000253898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares
C000253897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ecofin Global Renewables Infrastructure Fund, Class A Shares
Without Sales Load [Member] | C000253898
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%		2.32%
Without Sales Load [Member] | C000253897
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	2.87%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	26.12%		12.17%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	26.12%	12.92%
S&P Global Infrastructure Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (NR) (USD)
Average Annual Return, Percent	24.44%		10.54%
S&P Global Infrastructure Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (TR) (USD)
Average Annual Return, Percent	25.61%		11.48%
S&P Global Infrastructure Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (NR) (USD)
Average Annual Return, Percent	24.44%	12.07%
S&P Global Infrastructure Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (TR) (USD)
Average Annual Return, Percent	25.61%	13.02%